Income taxes - Unrecognized tax benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Balance at the beginning of the year	¥ 188,687	¥ 179,490
Additions	30,897	18,163	¥ 179,490
Reductions	(231)	(8,966)
Balance at the end of the year	¥ 219,353	¥ 188,687	¥ 179,490